DEFERRED REVENUE (Narrative) (Details) - USD ($)		6 Months Ended			12 Months Ended
	Jun. 09, 2014	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2014	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2019	Dec. 30, 2014
Deferred Revenue Arrangement [Line Items]
Deferred revenue		$ 113,750			$ 203,750	$ 383,750
Less - current portion		(113,750)			(180,000)	(180,000)
Deferred revenue, net of current portion					23,750	203,750
WeedMD RX Inc. (''WMD'') [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue		113,750			203,750	383,750
Common shares received in exchange for future consulting services and use of our intellectual property	1,187,500
Warrants received in exchange for future consulting services and use of our intellectual property	3,000,000
Fair value of securities recorded as deferred revenue	$ 893,750
Deferred revenue recognized per month		15,000			15,000
Total deferred revenue recognized		$ 90,000	$ 90,000	$ 150,000	$ 180,000	180,000
Deffered income recognized other income						200,000
WeedMD RX Inc. (''WMD'') [Member] | Subsequent Event [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue							$ 135,750
Fox Barry Farms Llc [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue								$ 200,000